Non-Controlling Interest in Versus LLC (Tables)	9 Months Ended
Sep. 30, 2023
Non-Controlling Interest in Versus LLC [Abstract]
Schedule of Financial Information before Intragroup Eliminations for Non-Wholly Owned Subsidiary	The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of September 30, 2023 and September 30, 2022 and the nine month periods then ended:
	2023	2022
Non-controlling interest percentage	18.1%	18.1%
	($)	($)
Assets
Current	947,592	863,885
Non-current	1,646,934	3,083,039
	2,594,226	3,946,924

Liabilities
Current	170,543	752,003
Non-current	43,183,941	37,355,830
	43,354,484	38,107,833
Net liabilities	(40,760,259)	(34,160,909)
Non-controlling interest	(7,000,675)	(5,932,235)
Net loss	(3,411,858)	(7,621,560)
Net loss attributed to non-controlling interest	(401,588)	(1,686,991)